Right-of-Use Assets, Net	12 Months Ended
Dec. 31, 2024
Right-of-Use-Assets, Net [Abstract]
RIGHT-OF-USE ASSETS, NET

NOTE 9 — RIGHT-OF-USE ASSETS, NET

Right-of-use assets consisted of the following:

	As of December 31,
	2023	2024
	US$’000	US$’000
At cost:
Offices	85	155
	85	155

Less: Accumulated amortization
Offices	36	93
	36	93
Right-of-use assets, net	49	62

Amortization expense for the financial years ended December 31, 2022, 2023 and 2024 were US$45,000, US$43,000 and US$57,000, respectively.